Major Customer, Segment and Geographic Information (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Summary information by operating segment
Net sales	$ 3,509,691	$ 3,259,971	$ 2,857,508
Long-term Assets	717,698	750,952	697,877
United States
Summary information by operating segment
Net sales	1,588,566	1,525,107	1,354,337
Long-term Assets	397,034	412,966	392,740
Europe
Summary information by operating segment
Net sales	1,195,948	1,052,497	880,012
Long-term Assets	235,219	262,324	239,917
Asia
Summary information by operating segment
Net sales	566,237	504,124	448,217
Long-term Assets	67,693	65,432	54,491
All other international
Summary information by operating segment
Net sales	158,940	178,243	174,942
Long-term Assets	17,752	10,230	10,729
Germany
Summary information by operating segment
Net sales	$ 612,500	$ 578,800	$ 472,400